Share Based Payments (Details) - Schedule of employee option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Two Thousand Seven Plan [Member]
Schedule of Employee Option Activity [Abstract]
Number of options, Outstanding Beginning	66,250
Weighted average exercise price, Outstanding Beginning	$ 0.45
Weighted average remaining contractual term, Outstanding Beginning	7 years 11 months 15 days
Aggregate intrinsic value, Outstanding Beginning | $	$ 1,360
Number of options, Exercised	(20,000)
Weighted average exercise price, Exercised
Number of options, Forfeited	(20,000)
Weighted average exercise price, Forfeited
Number of options, Outstanding Ending	26,250
Weighted average exercise price, Outstanding Ending	$ 0.91
Weighted average remaining contractual term, Outstanding Ending	5 years 11 months 12 days
Aggregate intrinsic value, Outstanding Ending | $	$ 397
Number of options, Exercisable	6,250
Weighted average exercise price, Exercisable	$ 3.81
Weighted average remaining contractual term, Exercisable	7 months 6 days
Aggregate intrinsic value, Exercisable | $	$ 76
Comm-IT Solutions 2022 Plan [Member]
Schedule of Employee Option Activity [Abstract]
Number of options, Outstanding Beginning
Weighted average exercise price, Outstanding Beginning
Weighted average remaining contractual term, Outstanding Beginning
Aggregate intrinsic value, Outstanding Beginning | $
Number of options, Granted	4,028
Weighted average exercise price, Granted	$ 264.67
Number of options, Outstanding Ending	4,028
Weighted average exercise price, Outstanding Ending	$ 264.67
Weighted average remaining contractual term, Outstanding Ending	7 years 11 months 8 days
Aggregate intrinsic value, Outstanding Ending | $	$ 7,499
Number of options, Exercisable	827
Weighted average exercise price, Exercisable	$ 0.28
Weighted average remaining contractual term, Exercisable	7 years 11 months 1 day
Aggregate intrinsic value, Exercisable | $	$ 1,839